INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
INCOME TAXES
Schedule of significant components of the deferred tax assets and liabilities

As of December 31,
2019
US$
Deferred tax assets
Net operating loss carry forwards	199,827
Valuation allowance	(199,827)
Total deferred tax assets	—

Schedule of reconciliation between the income taxes benefit computed by applying the PRC tax rate to loss before income taxes and the actual provision (credit) of income taxes

For the year ended December 31,
2019
US$

Net income before provision for income taxes	482,970
Statutory tax rates in the PRC	25%
Income tax at statutory tax rate	120,743
Expenses not deductible for tax purposes:
Entertainment expenses exceeded tax limit	18
Effect of income tax rate difference in other jurisdiction	(191,895)
Changes in valuation allowance	71,134
Income tax benefits	—